Intangible assets	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Intangible assets
6	Intangible assets

	Computer software	Customer contracts#	Development rights	Other intangible assets	Goodwill	Intangible asset under development*	Total intangible assets
Cost
As at 1 April 2019	160	26,744	36	—	11,381	6	38,327
Additions during the year	19	—	—	—	—	60	79
Capitalised during the year	—	—	—	—	—	(13)	(13)

As at 31 March 2020	179	26,744	36	—	11,381	53	38,393
Additions during the year	86	—	—	—	215	49	350
Acquisition of subsidiaries (refer note 54)	7	1,304	—	7	—	20	1,338
Capitalised during the year	—	—	—	—	—	(67)	(67)

As at 31 March 2021	272	28,048	36	7	11,596	55	40,014

Amortisation
As at 1 April 2019	64	1,197	2	—	—	—	1,263
Charge for the year (refer note 35)	30	1,114	1	—	—	—	1,145
Amortisation capitalised during the year	—	15	—	—	—	—	15

As at 31 March 2020	94	2,326	3	—	—	—	2,423
Charge for the year (refer note 35)	23	1,142	1	—	—	—	1,166
Amortisation capitalised during the year	15	—	—	—	—	—	15

As at 31 March 2021	132	3,468	4	—	—	—	3,604

Net book value
At 1 April 2019	96	25,547	34	—	11,381	6	37,064

At 31 March 2020	85	24,418	33	—	11,381	53	35,970

At 31 March 2021	140	24,580	32	7	11,596	55	36,410

#	Remaining life of customer contracts ranges from 17 to 23 years as on 31 March 2021 (31 March 2020: 18 to 24 years)

Mortgage and hypothecation on intangible assets:
Intangible assets are subject to a pari passu first charge to respective lenders for senior secured bonds, project term loans, buyer’s/supplier’s credit, working capital loan, debentures, senior secured notes and acceptances as disclosed in note 19 and note 27.
Impairment of goodwill and intangible assets under development:
Below is the
break-up
for goodwill and intangible assets under development for each group of cash generating units and individual cash generating units (CGU):

Group of CGU / individual CGU	31 March 2021	31 March 2020
Ostro Energy Group (wind power segment)
Goodwill	9,903	9,903

ReNew Vayu Urja (KCT) (wind power segment)
Goodwill	756	756

Prathamesh Solarfarms (solar power segment)
Goodwill	428	428

Others
Goodwill	510	294
Intangible asset under development	59	53

*
Intangible assets under development amounting to INR 20 as on 31 March 2021 (31 March 2020: INR Nil) out of the total intangible assets under development pertain to fair value of customer contracts for projects under development acquired as part of business combination. Goodwill and intangible assets under development pertain to various group of CGUs and individual CGUs and a combined test of impairment have been performed.

The Group undertook the impairment testing of Goodwill assigned to each Group of CGU and Individual CGU as at 31 March 2021 and 2020 applying value in use approach across all the Group CGUs and individual CGUs i.e. using cash flow projections based on financial budgets covering contracted power sale agreements with procurers (25 years) using a discount rate range of 10.90%
(pre-tax)
per annum for the impairment test as on 31 March 2021 (31 March 2020: 11.40%). The Group has used financial projections over the remaining life of the PPAs as the tariff rates are fixed as per PPA.

Based on the results of the Goodwill impairment test, the estimated value in use of each Group of CGU and individual CGU after adjusting the carrying values of property, plant and equipment’s and intangible assets was more than carrying value of Goodwill by INR 7,592 (31 March 2020: INR 6,515) and accordingly no impairment loss provision has been recognised in the statement of profit or loss.

Group of CGU / individual CGU	31 March 2021	31 March 2020
Ostro Energy Group (wind power segment)	3,090	4,106
ReNew Vayu Urja (KCT) (wind power segment)	2,727	1,628
Prathamesh Solarfarms (solar power segment)	1,775	586
The Management believes that any reasonably possible change in the key assumptions on which value in use is based would not cause the aggregate carrying amount of Goodwill to exceed the aggregate value in use of each Group of CGU and individual CGU.
The key assumptions used in the value in use calculations for each group of CGU and individual CGU unit are as follows:

(i) Discount rate: [Pre-tax Weighted Average Cost of Capital (WACC)]	10.90% per annum as on 31 March 2021 (31 March 2020: 11.40%) discount rate has been derived based on current cost of borrowing and equity rate of return based on the current market expectations.

(ii) Plant load factor (PLF)	Plant load factor for future periods are estimated for each group of CGU and individual CGU based on report from expert .
(iii) Collection of revenue as per PPA rate and GBI benefit in acquired projects located in Andhra Pradesh state will be realised as per the projections and would not be impacted by the ongoing legal proceedings because management believes that matter will be concluded in favour of Group as mentioned in note 51(a).
The assumptions explained above are consistent for each group of CGU and individual CGU to which Goodwill is allocated
.

Breakeven sensitivity:	31 March 2021	31 March 2020
Plant load factor (PLF)	If reduced by 7.41%	If reduced by 4.87%
Discount rate: (Pre-tax WACC)	11.89%	12.27%